Employee Benefits (Details Textual) - ARS ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Charge related to the Incentive Plan		$ 400,000	$ 21,720,000
Employee benefits unrecognized expense				$ 13,600,000
Granting fair value per share	$ 23.5
Defined contribution plan, description	The Plan was effective as from January 1, 2006. Participants can make pre-tax contributions to the Plan of up to 2.5% of their monthly salary (“Base Contributions”) and up to 15% of their annual bonus (“Extraordinary Contributions”). Under the Plan, the Group matches employee contributions to the plan at a rate of 200% for Base Contributions and 300% for Extraordinary Contributions.
Percentage of contributions access	100.00%
Resignation or termination, description	In case of resignation or termination without fair cause, the manager will receive the Group’s contribution only if he or she has participated in the Plan for at least 5 years.
Contributions plan amount	$ 23,000,000	50,000,000
Key management personnel expense	$ 10,000,000	$ 63,000,000	66,000,000
Incentive Plan [Member]
Statement Line Items [Line Items]
Reserve			$ 6,000,000